Shareholders’ (deficit) and mezzanine equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders’ (deficit) and mezzanine equity	Shareholders’ (deficit) and mezzanine equity
In connection with our issuances of non-convertible redeemable Series A preferred shares and warrants to L Catterton Latin America III, L.P., and convertible redeemable Series B preferred shares to Waha LATAM Investments Limited, on September 18, 2020, we amended our Memorandum of Association and Articles of Association to establish the terms of the Series A Preferred Shares and Series B Preferred Shares. See Note 6 for a description of the terms of the Series A Preferred Shares and Series B Preferred Shares.
Common Stock
We are authorized to issue an unlimited number of common shares without par value. Common stock is entitled to 1 vote per share. Common stock qualifies for dividends, when and if declared by our Board of Directors.
Preferred Stock
We are authorized to issue 150,000 series A preferred shares without par value (the “Series A Preferred Shares”) and 50,000 series B preferred shares without par value (the “Series B Preferred Shares”).
Both Series A Preferred Shares and Series B Preferred Shares are not part of our shareholders’ equity, rather they are classified as mezzanine equity due to their redemption features. See Note 6 for a description of the rights attaching to the Series A Preferred Shares and Series B Preferred Shares.
The Series A Preferred Shares are classified within the mezzanine equity section on our consolidated balance sheets due to the provisions that could cause the equity to be redeemable at the option of the holder. The Series B Preferred Shares are classified within the mezzanine equity section on our consolidated balance sheets due to the provisions that cause the equity to be redeemable upon the occurrence of a change of control.
As of December 31, 2022, and 2021, we have no preferred stock outstanding as part of our shareholders’ equity.
Warrants
Pursuant to the L Catterton Investment Agreement, we agreed to issue to the Catterton Purchaser, warrants to purchase 11,000,000 Common Shares at an exercise price of $0.01 per share (“Penny Warrants”), subject to certain customary anti-dilution adjustments provided under the Warrants, including for stock splits, reclassifications, combinations and dividends or distributions made by the Company on the Common Shares. The Penny Warrants expire ten years after the Catterton Closing Date. The Penny Warrants vest and are exercisable as of the issuance date.
We classified our warrants in our shareholders’ equity and are included in our consolidated balance sheets within “Additional paid-in capital”. As of December 31, 2022, no warrants were exercised.
Treasury Stock
As of December 31, 2022 and 2021, our treasury stock was comprised of 6,259,966 and 5,008,307 shares of common stock amounting to $78,267 and $68,267, respectively.
Share Repurchases

On June 13, 2022, our Board of Directors approved a new share repurchase program (the “2022 Share Repurchase Program”) that enabled the Company to repurchase up to $40 million of its shares. The 2022 Share Repurchase Program became effective on June 14, 2022 and expired on August 12, 2022.

Under the program, we were authorized to repurchase our shares through a variety of methods, including pursuant to trading plans adopted in accordance with Rule 10b5-1 of the Exchange Act, or through open market or privately negotiated transactions, in accordance with applicable law. We were not obligated to acquire any specific number of shares under the program, and the program could be suspended, terminated or modified at any time for any reason, in accordance with applicable law. Under the 2022 Share Repurchase Program we repurchased a total amount of 1,251,659 shares at an average price of $7.97 per share. We disbursed a total of $10,000 under the program.

We had no share repurchase program outstanding as of December 31, 2021 and 2020.
Dividends on our Common Stock
During the years ended December 31, 2022, 2021 and 2020, we neither declared nor paid any dividends on our common stock.
Dividends on our Mezzanine-classified Preferred Stock
On March 25, 2022, we paid $15,375 in dividends to our Series A preferred shareholders. In September 2022, we did not pay dividends in cash but we accrued and accumulated $11,491. We did not pay dividends to our Series A preferred shareholders in 2020.

On March 31, 2021, we paid $7,972 in dividends to our Series A preferred shareholders. In September 2021, we did not pay dividends in cash but instead were accrued and accumulated.
During the years ended December 31, 2022, 2021 and 2020 , we paid $2,000, $2,000 and $553 in dividends to our Series B preferred shareholders, respectively.
Accumulated Other Comprehensive Income / (Loss)
The balance of accumulated other comprehensive income / (loss) as of December 31, 2022, 2021 and 2020 was comprised of foreign currency translation adjustments. These translation adjustments include foreign currency translation gain (losses) for the years ended December 31, 2022, 2021 and 2020 of $1,973, $(5,485) and $(13,190), respectively.